Cboe Vest US Large Cap 10% Buffer Strategies Fund

Class A Shares (BUAGX)

Class C Shares (BUCGX)

Investor Class Shares (BUMGX)

Institutional Class Shares (BUIGX)

Class Y Shares (BUYGX)

Cboe Vest US Large Cap 20% Buffer Strategies Fund

Class A Shares (ENGAX)

Class C Shares (ENGCX)

Investor Class Shares (ENGLX)

Institutional Class Shares (ENGIX)

Class Y Shares (ENGYX)

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Class A Shares (KNGAX)

Class C Shares (KNGCX)

Investor Class Shares (KNGLX)

Institutional Class Shares (KNGIX)

Class Y Shares (KNGYX)

Cboe Vest Bitcoin Strategy Managed Volatility Fund

Investor Class Shares (BTCLX)

Institutional Class Shares (BTCVX)

Class Y Shares (BTCYX)

(collectively, the “Cboe Vest Funds”)

Supplement dated December 22, 2023
To the Prospectus, Summary Prospectuses and Statement of Additional Information
dated February 28, 2023
(as supplemented from time to time)

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Effective on January 2, 2024, the name of the Cboe Vest Funds’ investment adviser will change from Cboe Vest Financial, LLC to Vest Financial, LLC (the “Adviser”). In connection with this change, the Board of Trustees of the World Funds Trust approved name changes for each of the Cboe Vest Funds as listed in the table below, effective as of January 2, 2024.

Current Fund Name	New Fund Name
Cboe Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 10% Buffer Strategies Fund
Cboe Vest US Large Cap 20% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund
Cboe Vest Bitcoin Strategy Managed Volatility Fund	Vest Bitcoin Strategy Managed Volatility Fund

These name changes will not result in any changes to the ownership structure of the Adviser, the portfolio managers to the Cboe Vest Funds, or the investment objectives or investment strategies of the Cboe Vest Funds. All references to the Adviser and the Cboe Vest Funds in the prospectus, summary prospectuses and Statement of Additional Information are hereby updated to reflect the name changes.

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If you have questions or need assistance, please contact your financial advisor directly or the Cboe Vest Funds toll-free at 1-855-505-VEST (8378).

This Supplement and the existing Prospectus, Summary Prospectuses and Statement of Additional Information (SAI) provide relevant information for all shareholders and should be retained for future reference. The Prospectus, Summary Prospectuses and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Cboe Vest Funds toll-free at 1-855-505-VEST (8378).